Accounts Receivable - Aging Trade Receivables (Details) - Trade receivables - Financial assets past due but not impaired - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets that are either past due or impaired
Trade receivables	$ 143	$ 118
Past due 1-30 days
Disclosure of financial assets that are either past due or impaired
Trade receivables	73	69
Past due 31-60 days
Disclosure of financial assets that are either past due or impaired
Trade receivables	30	22
Past due 61-90 days
Disclosure of financial assets that are either past due or impaired
Trade receivables	10	8
Past due 91 days and over
Disclosure of financial assets that are either past due or impaired
Trade receivables	$ 30	$ 19